LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment loss on investments	$ 0	$ 0	$ 0
Xiamen Blue Wave [Member]
Equity interest	20.00%
Ownership percentage diluted	15.00%
Carrying value of cost method investment	$ 1,722,999	$ 1,882,146	$ 1,839,109
Renchao Huyu [Member]
Equity interest	49.00%
Shanghai [Member]
Equity interest	51.00%